RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 17 - RESEARCH AND DEVELOPMENT EXPENSES, NET:

	Year ended December 31
	2025	2024	2023
	U.S. dollars in thousands
Payroll and related expenses	2,413	3,095	3,308
Subcontractors	184	546	697
Materials	171	406	388
Operating lease expenses	350	252	208
Depreciation	268	300	211
Maintenance	117	135	223
Other	239	345	298
	3,742	5,079	5,333
Less – grants from governments and others	-	(17)	(118)
	3,742	5,062	5,215

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)